Convertible Note and Notes Payable (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 26, 2022	Jun. 30, 2021	Mar. 31, 2021	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2022	Dec. 01, 2021	Jun. 14, 2021
Convertible Note and Notes Payable (Details) [Line Items]
Maturity date							May 31, 2025		May 31, 2025
Outstanding principal percentage									100.00%
Derivative liability							$ 2,500		$ 2,500
Aggregate proceeds										$ 29,833	$ 29,833
Converted shares (in Shares)									106,949,326
Accrued interest							230		$ 230		$ 1,369
Outstanding principal percentage									100.00%
Interest expense							400	$ 100	$ 1,100	100
Maturity date, description									As the SNAP June 2020 Note was not paid in full and did not mature on June 26, 2022 due to its conversion, the maturity date of the SCI June 2021 Note is May 31, 2025.
Long-term balance							9,500		$ 9,500
Short-term balance							$ 4,600		$ 4,600
2020 Convertible Notes [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Cash proceeds					$ 15,000	$ 25,000
Annual interest rate					5.00%	5.00%
Maturity date					Jun. 26, 2022	May 15, 2022
Discount rate											20.00%
Price per share (in Dollars per share)											$ 0.8
Conversion amount					$ 30,000	$ 40,000
Outstanding principal percentage									200.00%
Derivative liability					2,460	4,060
Total amount of debt discount at issuance					2,529	4,175
Interest expense											$ 2,015
Debt discount											1,265	1,050
Total interest expense												$ 1,724
Total proceeds					30,000	$ 40,000
Converted shares (in Shares)				766,293
Total amount of debt discount				$ 21,268
Derivative liability at fair value				5,360
Net loss				3,775
SVB March 2021 Note [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Total amount of debt discount											$ 3,532
Borrowings			$ 30,000
Fair value issuance			2,316
Final payment provision			$ 1,050
Interest rate											9.00%
Unamortized debt discount											$ 1,086
SVB March 2021 Note [Member] | Minimum [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Annual interest rate											5.75%
Issuance of warrants to purchase (in Shares)			127,570
SVB March 2021 Note [Member] | Maximum [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Annual interest rate											9.00%
SVB March 2021 Note [Member] | March 2021 Note Payable [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Comprehensive loss											$ 4,508
Accrued interest											233
SCI June 2021 Note [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Total amount of debt discount at issuance											1,132
Final payment provision		$ 525
Increments amount		5,000
Other commitment		$ 15,000
Initial amount															$ 5,000
Remaining amount														$ 10,000
Final payment percentage		3.50%
Convertible note to purchase (in Shares)		63,785
Fair value of issuance		$ 1,527
Warrants and discounts											2,150
Amortized cost											15,000
Interest expense related to debt discounts											$ 1,018
Interest rate in percentage											9.00%
Incurred and paid stated interest amount											$ 329
SCI June 2021 Note [Member] | Maximum [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Loan bears interest rate											9.00%
SCI June 2021 Note [Member] | Minimum [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Loan bears interest rate											5.75%
SNAP June 2020 Note [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Cash proceeds					$ 15,000
Maturity date					Jun. 26, 2022		Jun. 26, 2022		Jun. 26, 2022
Discount rate									20.00%
Price per share (in Dollars per share)							$ 0.8		$ 0.8
Conversion amount									$ 30,000
Derivative liability							$ 4,100		4,100
Total amount of debt discount at issuance							2,500		2,500
Debt discount									200
Total interest expense								500	$ 700	1,500
Annual interest rate					5.00%
Outstanding principal percentage									200.00%
Amortization of the debt discount								300	$ 400	900
Total proceeds									30,000
Outstanding principal amount							$ 15,000		15,000
Accrued interest									$ 1,400
SVB March 2021 Note [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Maturity date							Sep. 01, 2024		Sep. 01, 2024
Total amount of debt discount at issuance							$ 3,500		$ 3,500
Issuance of warrants to purchase (in Shares)			127,570
Fair value issuance			$ 2,300
Unamortized debt discount							$ 100		$ 100		$ 1,100
Loan bears interest rate							9.00%		9.00%
Accrued interest									$ 200	200
Borrowings			30,000
Final payment provision			$ 1,100
Prime rate									5.75%
Interest rate									12.00%
Interest expense							$ 700	700	$ 2,100	1,400
Interest expense, related party							1,000	800	$ 1,000	1,600
Maturity date, description									The original maturity date of the loan was April 26, 2022 (“Early Maturity Date”), with an opportunity for extension to September 2024 or March 2025 if certain performance milestones are met, including the conversion of the SNAP June 2020 Note. In April 2022, the Company entered into a loan modification agreement with Silicon Valley Bank, which extended the note’s Early Maturity Date to May 26, 2022 which also extended the period of amortization of the discount.
Long-term balance							13,100		$ 13,100
Short-term balance							$ 12,000		$ 12,000
SCI June 2021 Note [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Maturity date							May 31, 2025		May 31, 2025
Unamortized debt discount							$ 300		$ 300		$ 1,100
Increments amount		5,000
Initial amount													$ 5,000
Remaining amount														$ 10,000
Convertible note to purchase (in Shares)									63,785
Fair value of issuance							1,500		$ 1,500
Warrants and discounts							$ 2,200		$ 2,200
Loan bears interest rate							9.00%		9.00%
Prime rate									5.75%
Interest rate									12.00%
Interest expense							$ 800	$ 400	$ 800	$ 600
Total commitment amount		$ 15,000							$ 15,000
Provision percentage									3.50%
Withdrawal amount									$ 500
Series D-3A [Member] | 2020 Convertible Notes [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Acquisition price				30,652
Series D-3A redeemable convertible preferred stock [Member] | 2020 Convertible Notes [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Aggregate proceeds				40,300
Outstanding principal balance				25,000
Unpaid interest				$ 288
Class A Common Stock [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Converted shares (in Shares)	140,114,060
Converted into shares of common stock (in Shares)	140,114,060
Class A Common Stock [Member] | SNAP June 2020 Note [Member]
Convertible Note and Notes Payable (Details) [Line Items]
Converted into shares of common stock (in Shares)									368,384